Redeemable, convertible, and cumulative preference shares (Details Narrative) - SGD ($)	Nov. 30, 2021	Dec. 31, 2022
Holder [member]
IfrsStatementLineItems [Line Items]
Description of redemption notice	If the redemption notice was issued by the holder before January 1, 2027, the redemption amount shall be S$3 per RCCPS. If the redemption notice was issued by the holder on or after January 1, 2027, the redemption amount shall be S$5 per RCCPS
Description of conversion notice	If the conversion notice was issued by the holder before January 1, 2027, the conversion ratio would be 1 RCCPS to 5 ordinary shares or founder/venture builder shares of BeLive SG. If the conversion notice was issued by the holder on or after January 1, 2027, the conversion ratio would be 1 RCCPS to 10 ordinary shares or founder/venture builder shares of BeLive SG
Rccps [member]
IfrsStatementLineItems [Line Items]
Issuance of shares	6,000,000
Ordinary shares par value	$ 1
Total consideration	$ 6,000,000
Cumulative dividends percentage	2.50%
Other receivables	$ 1,200,000	$ 4,800,000